Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–144.33%(a)
Alabama–1.28%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$140	$139,660
Series 2016, RB	5.75%	06/01/2045	25	24,126
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,300	1,416,067
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	925	1,008,718
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	905	1,013,653
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	1,535	1,616,189
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,320	1,426,112
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	820	838,738
				7,483,263
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	395	361,042
Arizona–3.04%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,090	1,094,224
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	230	233,921
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	1,082,764
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,251,252
Series 2017, Ref. RB	5.00%	11/15/2045	835	726,263
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	702,277
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	553,109
Series 2021, RB(c)	4.00%	07/01/2051	875	770,391
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(d)	5.00%	07/01/2046	2,850	3,103,270
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	333,882
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,124,970
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,065	3,380,649
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	735	800,309
Series 2007, RB	5.00%	12/01/2037	2,435	2,695,758
				17,853,039
Arkansas–0.09%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	515	532,860
California–22.91%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	3,570	2,496,960
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	5,770	3,877,688
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	1,390	1,326,552
Series 2009, GO Bonds(e)	0.00%	08/01/2031	2,680	2,199,719
California (State of);
Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	1,590	1,310,175
Series 2023, GO Bonds(f)	5.25%	09/01/2053	3,075	3,470,337
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	2,310	2,508,175
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	10,115	1,055,331
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$35	$35,673
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	1,590	312,622
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	3,995	4,328,830
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,504,360
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2024 A, RB	5.25%	12/01/2049	570	636,104
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,935	3,910,823
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,512
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,682	3,677,449
Series 2023-1, RB	4.38%	09/20/2036	756	790,388
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	1,720	1,857,782
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	3,340	3,606,283
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	155	155,937
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,265	1,328,778
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(d)	4.00%	05/15/2046	500	500,962
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(h)	5.00%	12/31/2047	885	897,594
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	240	222,534
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(h)	5.00%	07/01/2027	680	680,629
Series 2012, RB(c)(h)	5.00%	07/01/2030	200	200,159
Series 2012, RB(c)(h)	5.00%	07/01/2037	2,060	2,061,008
Series 2012, RB(c)(h)	5.00%	11/21/2045	2,420	2,420,312
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	950	960,069
California State University; Series 2019 A, RB(f)	5.00%	11/01/2049	2,010	2,136,128
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	695	608,834
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	790	604,350
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2040	4,685	2,600,562
Series 2009, GO Bonds(e)	0.00%	08/01/2041	4,965	2,629,769
Series 2009, GO Bonds(e)	0.00%	08/01/2042	5,265	2,663,649
Series 2009, GO Bonds(e)	0.00%	08/01/2043	3,460	1,671,898
Series 2009, GO Bonds(e)	0.00%	08/01/2044	4,825	2,225,044
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	1,775	1,453,083
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	1,980	1,564,528
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	1,355	152,127
Los Angeles (City of), CA Department of Airports;
Series 2021, Ref. RB(b)(g)(h)	5.00%	11/15/2031	5	5,561
Series 2021, Ref. RB(h)	5.00%	05/15/2046	1,995	2,110,591
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(h)	5.50%	05/15/2037	1,665	1,875,567
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(f)	5.00%	07/01/2050	2,220	2,388,266
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	1,985	1,454,952
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	3,955	3,410,960
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,645	3,441,719
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	2,875	2,579,728
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2036	4,025	2,646,704
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2037	1,590	1,001,876
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2027	4,005	3,717,477
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	5,000	4,090,756
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regents of the University of California Medical Center;
Series 2022 P, RB(f)(i)	4.00%	05/15/2053	$5,110	$5,161,604
Series 2022 P, RB	3.50%	05/15/2054	1,845	1,744,809
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(d)	4.00%	08/01/2048	1,125	1,134,070
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,885	1,888,123
Series 2021 A, RB	5.00%	07/01/2056	1,900	2,040,759
Series 2023 B, RB(h)	5.00%	07/01/2048	2,300	2,447,272
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 E, RB(h)	5.00%	05/01/2038	645	677,234
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2030	3,300	2,787,039
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2041	3,295	1,307,885
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	1,255	1,345,742
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	15,570	12,238,068
Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	5,725	4,336,883
				134,481,362
Colorado–6.03%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(d)	4.25%	12/01/2043	2,250	2,273,453
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	493,733
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	790	774,104
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	945,209
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,580	1,551,726
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	630	609,099
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,555	1,609,963
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,485	3,631,630
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,482,816
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	500,296
Colorado Springs (City of), CO; Series 2024, RB(f)	5.25%	11/15/2053	5,000	5,562,524
Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	4,160	4,272,579
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,635	1,701,440
Series 2022 A, RB(h)	5.00%	11/15/2047	1,895	2,006,640
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	407,098
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,915	1,943,332
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	709	660,407
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	605	609,732
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	705	733,508
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,231
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	435,670
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	501,209
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	380	376,571
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	470	372,381
Series 2021 A-2, RB(j)	4.50%	12/01/2041	1,950	1,414,530
				35,375,881
District of Columbia–3.48%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	1,575	1,714,894
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	582,710
District of Columbia Water & Sewer Authority; Series 2022, RB(f)	5.00%	10/01/2044	5,475	5,843,655
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,095	3,099,197
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,506,912
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	$6,995	$7,702,840
				20,450,208
Florida–10.78%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(k)(l)	5.00%	11/15/2061	1,075	774,536
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	475	453,440
Broward (County of), FL;
Series 2019 A, RB(h)	4.00%	10/01/2049	695	670,048
Series 2019 A, RB(h)	5.00%	10/01/2049	1,325	1,365,879
Series 2022 A, RB(f)(i)	4.00%	10/01/2047	5,805	5,812,037
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,310	2,270,246
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(d)	5.50%	03/01/2043	1,465	1,637,623
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,385	1,219,109
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,270	1,304,596
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,135	1,166,985
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(h)	12.00%	07/15/2028	675	720,393
Series 2024, Ref. RB(h)	5.00%	07/01/2041	750	764,912
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.00%	07/01/2044	2,300	2,410,567
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2047	1,715	1,819,013
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2053	770	809,838
Series 2024, Ref. RB(h)	5.50%	07/01/2053	750	783,089
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,305	2,599,976
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	485	491,504
Series 2019 A, RB(h)	4.00%	10/01/2044	2,500	2,479,264
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,300	2,359,719
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	3,075	3,418,734
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	615	626,077
Series 2020 A, Ref. RB	5.75%	08/15/2050	270	273,504
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	1,009,083
Lee (County of), FL;
Series 2021 B, RB(h)	5.00%	10/01/2034	970	1,040,886
Series 2022, RB	5.25%	08/01/2049	1,575	1,698,499
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	845,359
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	2,375	2,344,923
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	460	492,077
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	1,955	2,062,720
Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	2,305	2,307,380
Subseries 2021 B-1, Ref. RB(h)	4.00%	10/01/2050	980	915,106
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,552,386
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,215	2,373,384
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2044	1,000	398,423
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2048	1,500	479,467
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	600	162,098
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2052	430	110,154
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	365	83,822
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,255	1,207,265
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	765	749,496
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	500	500,513
Series 2014 A, RB	5.00%	07/01/2027	500	500,624
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,268,002
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tampa (City of), FL; Series 2020 A, RB(e)	0.00%	09/01/2049	$5,270	$1,699,882
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(g)	6.00%	10/01/2029	2,000	2,256,148
				63,288,786
Georgia–2.01%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(f)(i)	4.00%	07/01/2044	4,345	4,347,004
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	995	1,080,597
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	1,003,108
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,165	1,181,863
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,145	1,147,535
Series 2024 A, RB(b)	5.00%	09/01/2031	1,540	1,665,747
Series 2024 C, RB(b)	5.00%	12/01/2031	1,300	1,393,880
				11,819,734
Hawaii–0.42%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.50%	07/01/2052	2,220	2,459,637
Idaho–0.84%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,700	1,374,096
Idaho (State of) Housing & Finance Association;
Series 2024 A, RB (CEP - GNMA)	4.60%	01/01/2049	1,795	1,822,210
Series 2024, RB	5.00%	08/15/2048	1,570	1,734,150
				4,930,456
Illinois–4.40%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	615,183
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	385,002
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	309,992
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,086,583
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	1,918,491
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(h)	5.00%	01/01/2042	2,500	2,533,534
Series 2024 A, RB(h)	5.50%	01/01/2053	1,940	2,124,382
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,100	1,074,989
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2037	1,000	1,014,761
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(d)	6.00%	11/01/2026	980	1,009,718
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	261,574
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	4,821,553
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,176,865
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,074,433
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	340	340,462
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	530	575,965
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $57,270)(l)	5.00%	11/01/2040	55	35,023
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $970,542)(l)	5.00%	11/01/2049	1,155	701,669
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,395	2,422,668
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	175	175,012
Series 2017, Ref. RB	5.25%	02/15/2037	190	193,342
				25,851,201
Indiana–0.55%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	925	905,689
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	454,981
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	215	215,192
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	$1,565	$1,678,197
				3,254,059
Iowa–0.66%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	590	467,343
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,165	1,166,158
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(g)	5.00%	12/01/2032	1,575	1,821,008
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	285	269,115
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	155	155,000
				3,878,624
Kansas–0.33%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	929,862
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	1,030,841
				1,960,703
Kentucky–1.26%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(h)	4.70%	01/01/2052	630	630,353
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(m)	4.58%	02/01/2025	670	670,152
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,010	1,014,676
Series 2015 A, RB	5.00%	07/01/2040	895	897,770
Series 2015 A, RB	5.00%	01/01/2045	1,220	1,222,547
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,266,681
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,540	1,673,799
				7,375,978
Louisiana–0.73%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	715	673,318
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(h)	5.50%	09/01/2054	770	837,131
Series 2024, RB(h)	5.50%	09/01/2059	1,540	1,667,908
New Orleans (City of), LA Aviation Board; Series 2015 A, RB(b)(g)	5.00%	01/01/2025	1,120	1,121,409
				4,299,766
Maryland–0.39%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	983,672
Series 2017 A, RB(c)	4.50%	02/15/2047	500	483,347
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	677,884
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	164,843
				2,309,746
Massachusetts–2.98%
Massachusetts (Commonwealth of);
Series 2024, RB(f)	5.00%	11/01/2052	9,950	10,570,752
Series 2024, RB(f)	5.00%	06/01/2053	4,790	5,211,998
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	620	662,745
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(h)	5.00%	07/01/2046	995	1,045,245
				17,490,740
Michigan–3.05%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	290,771
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	700	689,642
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Lansing (City of), MI; Series 2024, RB(f)	5.25%	07/01/2054	$3,335	$3,714,554
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	4,355	4,981,690
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	160	162,766
Series 2020, Ref. RB	5.00%	06/01/2045	465	459,712
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(f)(g)(i)	5.00%	12/01/2046	3,575	3,657,809
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,780	1,862,286
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 08/27/2019; Cost $389,929)(c)(k)(l)	5.00%	07/01/2026	380	209,000
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	1,895	1,898,235
				17,926,465
Minnesota–0.79%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	395,748
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(h)	5.25%	01/01/2049	1,535	1,661,036
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,540	1,691,455
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	540	580,796
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	291,420
				4,620,455
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	694,706
Missouri–2.52%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,973,959
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	6,155	6,323,689
Series 2019 B, RB (INS - AGM)(d)(h)	5.00%	03/01/2049	945	969,085
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	416,985
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	336,462
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.70%	11/01/2054	1,000	1,018,765
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,270	1,269,965
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,740	1,767,774
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	705	714,248
				14,790,932
Nebraska–0.51%
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	770	812,952
Omaha (City of), NE Public Power District; Series 2022, RB(f)(i)	5.25%	02/01/2052	1,960	2,150,374
				2,963,326
Nevada–0.90%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	4,845	5,264,144
New Hampshire–0.68%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	277	281,987
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,526	1,540,823
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	1,182,845
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	935	972,768
				3,978,423
New Jersey–3.65%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.25%	09/15/2029	170	170,185
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.50%	01/01/2026	$1,000	$1,001,457
Series 2013, RB(h)	5.38%	01/01/2043	1,230	1,230,998
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,615	3,572,430
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(d)(e)	0.00%	12/15/2026	8,435	7,916,349
Series 2022, RB(b)(g)	5.25%	12/15/2032	670	787,074
Series 2022, RB	5.25%	06/15/2046	635	700,027
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,765	2,821,824
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,575	1,622,587
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,575	1,582,926
				21,405,857
New York–18.23%
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,270,597
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	553,936
Series 2020 A-1, RB (INS - AGM)(d)	4.00%	11/15/2041	1,120	1,125,176
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,336,262
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2060	2,200	2,053,631
New York (City of), NY;
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2038	1,275	1,449,883
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2042	2,165	2,424,393
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,415	1,572,723
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,575	1,570,192
Series 2020 BB-1, RB	5.00%	06/15/2050	3,205	3,417,294
Series 2020, Ref. RB	5.00%	06/15/2050	1,620	1,727,306
Series 2024 AA, RB	5.25%	06/15/2053	1,540	1,730,580
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	810	811,112
Series 2023 F-1, RB	4.00%	02/01/2051	2,315	2,294,806
Series 2024 B, RB	4.38%	05/01/2053	2,000	2,035,206
New York (State of) Dormitory Authority; Series 2022, RB(f)	4.00%	03/15/2046	5,000	4,996,136
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2029	1,805	2,008,266
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,425	3,433,068
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,052,265
New York (State of) Power Authority; Series 2020 A, RB(f)	4.00%	11/15/2045	3,500	3,501,651
New York (State of) Power Authority (Green Bonds); Series 2020, RB(f)	4.00%	11/15/2055	3,930	3,881,847
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,110	5,041,712
Series 2019 B, RB (INS - AGM)(d)(f)(i)	4.00%	01/01/2050	2,490	2,468,655
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,355	2,356,822
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,155	1,190,699
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	265	243,340
Series 2010 A, RB(c)	6.25%	06/01/2041	1,200	1,200,123
New York Counties Tobacco Trust V; Series 2005 S-2, RB(e)	0.00%	06/01/2050	10,140	1,634,306
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,042,875
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	5,230	5,232,881
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,160	3,173,513
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	660	661,106
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,270	1,271,598
Series 2020, Ref. RB(h)	5.25%	08/01/2031	440	461,482
Series 2020, Ref. RB(h)	5.38%	08/01/2036	900	949,439
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	$1,980	$2,043,202
Series 2018, RB(h)	5.00%	01/01/2034	1,225	1,262,442
Series 2018, RB(h)	5.00%	01/01/2036	1,140	1,171,534
Series 2020, RB(h)	5.00%	10/01/2040	1,905	1,981,750
Series 2020, RB(h)	4.38%	10/01/2045	1,110	1,081,986
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(h)	5.38%	06/30/2060	1,975	2,066,669
Series 2024, RB (INS - AGM)(d)(h)	5.25%	06/30/2060	1,615	1,716,903
Series 2024, RB(h)	5.50%	06/30/2060	1,475	1,576,797
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	2,985	2,985,052
Series 2016 A, RB(h)	5.25%	01/01/2050	1,620	1,620,121
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2038	1,200	1,279,028
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(h)	5.50%	12/31/2054	1,535	1,664,734
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,520,613
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	710	751,124
Series 2021 A, RB	5.00%	11/15/2056	1,065	1,130,004
Series 2022, RB(f)	5.00%	05/15/2051	5,175	5,542,289
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,458,506
				107,027,635
North Carolina–0.46%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	1,900	1,962,887
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(d)(e)	0.00%	01/01/2053	2,750	719,317
				2,682,204
North Dakota–0.33%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,105	1,108,984
Series 2017 C, RB	5.00%	06/01/2053	855	855,319
				1,964,303
Ohio–4.24%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	785,650
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,965	3,609,520
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,235	7,551,952
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(c)	6.50%	01/01/2034	1,000	1,000,865
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	530	536,349
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,685	1,719,139
Series 2017, Ref. RB	5.50%	02/15/2052	780	797,970
Series 2017, Ref. RB	5.00%	02/15/2057	1,875	1,891,200
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,290	1,491,421
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,370	1,370,798
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,122,138)(c)(k)(l)	6.00%	04/01/2038	1,145	80,133
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	865	865,018
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,370	2,316,294
Ohio State University (The); Series 2024, RB	5.25%	12/01/2054	770	857,410
				24,873,719
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.99%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	$3,585	$3,694,931
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,075	1,198,096
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(h)	5.50%	06/01/2035	310	310,562
Series 2001 C, Ref. RB(h)	5.50%	12/01/2035	580	581,036
				5,784,625
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	750	792,556
Oregon–1.16%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	477,106
Oregon (State of); Series 2019, GO Bonds(f)(i)	5.00%	08/01/2044	3,140	3,355,655
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,305	1,431,227
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	1,465	1,536,696
				6,800,684
Pennsylvania–3.43%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,755	2,670,452
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,075	1,137,064
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	1,845	1,923,837
Series 2022, RB (INS - AGM)(d)(h)	5.00%	12/31/2057	925	961,710
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	500	497,426
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2021 A, RB	4.00%	12/01/2050	1,180	1,151,495
Series 2024 C, RB	5.25%	12/01/2054	1,400	1,560,156
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(h)	5.00%	07/01/2042	3,855	3,927,930
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	375	380,663
Series 2021, Ref. RB (INS - AGM)(d)(h)	4.00%	07/01/2041	1,200	1,197,840
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	2,305	2,615,514
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,570	1,720,558
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	385	386,165
				20,130,810
Puerto Rico–5.23%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,375	2,387,618
Series 2002, RB	5.63%	05/15/2043	1,740	1,760,872
Series 2005 A, RB(e)	0.00%	05/15/2050	5,450	1,069,808
Series 2005 B, RB(e)	0.00%	05/15/2055	2,390	273,297
Series 2008 A, RB(e)	0.00%	05/15/2057	17,695	1,184,990
Series 2008 B, RB(e)	0.00%	05/15/2057	35,570	2,187,850
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,100	1,151,289
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,150	1,138,224
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	900	884,075
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	555	534,755
Subseries 2022, RN(e)	0.00%	11/01/2043	634	392,199
Subseries 2022, RN(e)	0.00%	11/01/2051	1,212	774,352
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(d)	4.75%	07/01/2033	$850	$843,994
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2032	1,270	1,269,237
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	690	689,445
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	610	608,989
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	1,355	1,140,378
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,330	1,664,135
Series 2018 A-1, RB(e)	0.00%	07/01/2046	7,840	2,656,074
Series 2018 A-1, RB(e)	0.00%	07/01/2051	10,320	2,563,279
Series 2018 A-1, RB	4.75%	07/01/2053	1,755	1,756,660
Series 2018 A-1, RB	5.00%	07/01/2058	2,010	2,019,073
Series 2019 A-2, RB	4.33%	07/01/2040	990	990,009
Series 2019 A-2, RB	4.78%	07/01/2058	770	771,580
				30,712,182
Rhode Island–0.35%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,035	2,039,149
South Carolina–1.18%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,805	1,972,975
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	460	517,790
Series 2024, RB	5.50%	11/01/2054	770	861,768
South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,565	3,594,943
				6,947,476
South Dakota–0.85%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,930	1,968,878
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	940	940,757
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	980	1,016,585
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,020	1,050,792
				4,977,012
Tennessee–2.91%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,185	1,227,308
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,855	1,939,167
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,900	1,914,031
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,675	3,084,695
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,895	2,886,352
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	1,230	1,256,610
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	880	905,849
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,300,287
Series 2021 A, RB(b)	5.00%	11/01/2031	2,365	2,543,824
				17,058,123
Texas–19.06%
Alamo Community College District; Series 2012, GO Bonds(f)	5.00%	08/15/2034	5,105	5,110,872
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,070	1,153,273
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,035	1,049,054
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,280	1,252,228
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,604,050
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	920	929,890
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,540	1,564,227
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	$3,880	$3,888,918
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,875	2,841,948
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(d)	4.25%	10/01/2053	1,305	1,311,285
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(d)	5.25%	08/15/2031	3,395	3,911,930
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	1,020	1,012,141
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,220	1,213,470
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2048	1,595	1,714,971
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(h)	4.00%	07/01/2041	555	530,308
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(h)	5.00%	07/15/2028	500	516,036
Series 2024 B, RB(h)	5.50%	07/15/2039	385	415,902
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2025	4,650	4,532,219
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,265	1,284,551
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,100	1,219,379
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(h)	4.63%	10/01/2031	2,935	2,944,279
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(k)	4.75%	07/01/2052	750	494,072
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,270,491
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	505	505,084
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,355	1,383,645
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,165	1,000,391
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	205,127
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,280,353
Series 2020, RB	5.25%	10/01/2055	2,140	1,997,812
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	2,330	2,356,917
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2028	18,900	17,118,692
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2031	3,740	3,047,446
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	2,795	3,105,689
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	5,004,943
Tarrant (County of), TX; Series 2022, GO Bonds(f)	4.00%	07/15/2047	10,500	10,512,160
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,065	3,095,913
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,950	1,957,532
Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,466,653
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,781,595)(k)(l)	6.38%	02/15/2048	1,765	970,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	78,758
Series 2020, Ref. RB	6.75%	11/15/2051	80	76,920
Series 2020, Ref. RB	6.88%	11/15/2055	80	77,269
Texas (State of) Transportation Commission; Series 2019, RB(e)	0.00%	08/01/2041	2,000	927,832
Texas (State of) Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,140	3,425,600
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,305	1,299,368
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,560	1,600,139
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(h)	5.50%	12/31/2058	1,000	1,089,398
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,001
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(d)	4.00%	02/15/2053	3,075	2,968,782
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	3,250	3,576,034
				111,899,702
Utah–1.40%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	428,151
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	$500	$431,114
Salt Lake City (City of), UT;
Series 2021 A, RB(h)	5.00%	07/01/2046	795	831,879
Series 2023 A, RB(h)	5.25%	07/01/2048	1,000	1,080,454
Series 2023 A, RB(h)	5.50%	07/01/2053	2,690	2,958,346
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,000	1,002,903
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	1,430	1,476,360
				8,209,207
Virginia–1.62%
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(d)	5.25%	07/01/2053	1,240	1,348,799
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	305	305,124
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(b)	5.50%	09/01/2035	135	134,503
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(h)	4.00%	01/01/2040	3,200	3,134,429
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	535	562,433
Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,535	1,600,201
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	405	409,371
Series 2017, RB(h)	5.00%	12/31/2056	2,010	2,025,859
				9,520,719
Washington–2.75%
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,033,221
Seattle (City of), WA; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,412,090
Tacoma (City of), WA; Series 2023, RB(f)	4.00%	12/01/2047	2,630	2,639,023
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,770	1,965,335
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,285	3,376,188
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	394,482
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	314,597
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,085	1,018,666
				16,153,602
West Virginia–0.43%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	790	850,438
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,635	1,655,429
				2,505,867
Wisconsin–5.11%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2050	6,130	1,942,625
Series 2020, RB(b)(e)(g)	0.00%	12/15/2030	5,425	1,352,256
Series 2020, RB (INS - AGM)(d)(e)	0.00%	12/15/2060	22,550	4,441,470
Series 2022, RB(c)	5.25%	12/15/2061	1,605	1,635,704
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,640	2,528,771
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,365	2,340,825
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	770	675,262
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,410	1,377,941
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,502,097
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	$835	$827,011
Series 2014, RB	5.13%	05/01/2029	1,000	992,305
Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	785	807,145
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)	6.75%	08/01/2031	865	776,337
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	400	388,236
Series 2022 A, RB(c)	6.13%	02/01/2050	435	422,206
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	622,209
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	615	276,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,641,424
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,635,801
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	1,025	1,027,700
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	800,757
				30,014,832
Total Municipal Obligations (Cost $814,722,145)				847,195,800
			Shares
Exchange-Traded Funds–0.13%
Invesco Municipal Strategic Income ETF (Cost $781,338)(n)			15,338	790,214
TOTAL INVESTMENTS IN SECURITIES(o)–144.46% (Cost $815,503,483)				847,986,014
FLOATING RATE NOTE OBLIGATIONS–(15.53)%
Notes with interest and fee rates ranging from 3.40% to 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 07/01/2033 to 11/15/2055(p)				(91,180,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(30.48)%				(178,886,982)
OTHER ASSETS LESS LIABILITIES–1.55%				9,068,197
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$586,987,229
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $44,684,248, which represented 7.61% of the Trust’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $18,353,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $2,528,491, which represented less than 1% of the Trust’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at November 30, 2024 was $2,771,111, which represented less than 1% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$783,167	$-	$-	$7,047	$-	$790,214	$23,717

(o)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.03%

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Trust’s investments with a value of $136,141,866 are held by TOB Trusts and serve as collateral for the $91,180,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$847,195,800	$—	$847,195,800
Exchange-Traded Funds	790,214	—	—	790,214
Total Investments	$790,214	$847,195,800	$—	$847,986,014
Invesco Quality Municipal Income Trust